Acquisitions/Divestitures (Divestiture) (Details 5) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Industry Standard x86 Server Portfolio
Divestitures
Description of continuing involvement after transaction			IBM will continue to provide maintenance delivery and warranty services on Lenovo’s behalf for an extended period of time. In addition, as part of the transaction agreement, the company will provide Lenovo with certain transition services, including IT and supply chain services. The initial term for these transition services ranges from less than one year to three years. Lenovo can renew certain services for an additional year.
Name of the reportable segment			Systems and Technology
Adjusted transaction price for sale of business	$ 2,100
Approximate amount of transaction price received in cash	1,800
Pre-tax gain on sale of business, net of transition and performance-based costs		1,100
Revenues				4,600
Industry Standard x86 Server Portfolio | Maximum
Divestitures
Equity Ownership percent acquired	5.00%
Industry Standard x86 Server Portfolio | Estimated
Divestitures
Pre-tax gain on sale of business			1,500
Pre-tax gain on sale of business, net of transition and performance-based costs			1,200
Others
Divestitures
Pre-tax gain on sale of business			132